Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Balances Outstanding Under Lines of Credit and Other Short-Term Debt Facilities

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of
Facility	December 31, 2012	December 31, 2011
ABN AMRO Bank, revolving line of credit	$—	$34,732
IFN Finance, working capital line	—	372,422
Wells Fargo, revolving line of credit	1,501,724	33,820,134

	$1,501,724	$34,227,288